UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa D. Crossley
Title:     Director of Compliance
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Lisa D. Crossley     Stamford, CT     July 25, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $447,213 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362    65364  2658160 SH       SOLE                  2658160        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    32584  1547200 SH       SOLE                  1547200        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    18059   797290 SH       SOLE                   797290        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     4647   238071 SH       SOLE                   238071        0        0
BLACKROCK PFD & CORPORATE IN   COM              09255J101    12904   845300 SH       SOLE                   845300        0        0
BLACKROCK PFD INCOME STRATEG   COM              09255H105    52873  3458000 SH       SOLE                  3458000        0        0
BLACKROCK PFD OPPORTUNITY TR   COM SHS          09249V103    13359   762700 SH       SOLE                   762700        0        0
CORTS TR VI IBM DEB            CTF CAL 6.375%   22080F202     1075    43000 SH       SOLE                    43000        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    52155  3734700 SH       SOLE                  3734700        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108    13070   891250 SH       SOLE                   891250        0        0
HANCOCK JOHN PFD INCOME FD     SH BEN INT       41013W108     5893   310000 SH       SOLE                   310000        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    41782  2500400 SH       SOLE                  2500400        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41013X106     5318   284100 SH       SOLE                   284100        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604     9986   484523 SH       SOLE                   484523        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882      590    27200 SH       SOLE                    27200        0        0
PRUDENTIAL PLC                 PER SUB 6.50%    G7293H189     5277   285237 SH       SOLE                   285237        0        0
PRUDENTIAL PLC                 6.75%SUB REG S   G7293H114    23035  1206044 SH       SOLE                  1206044        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879      824    41100 SH       SOLE                    41100        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739    15689   842600 SH       SOLE                   842600        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788    11195   694499 SH       SOLE                   694499        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747     9783   572748 SH       SOLE                   572748        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762     2444   140920 SH       SOLE                   140920        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    26764  1483618 SH       SOLE                  1483618        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796     1874   104700 SH       SOLE                   104700        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     4357   231769 SH       SOLE                   231769        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    15737   769539 SH       SOLE                   769539        0        0
STRATS TR AMBAC FIN GP 2007-   CL A CTF CALLA   784786204      575   102500 SH       SOLE                   102500        0        0